CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue from related party	¥ 9,558,619	$ 1,366,864	¥ 7,785,180	¥ 7,047,461
Other comprehensive income, net of tax of nil	0		0	0
Related parties
Revenue from related party	2,620,919	374,786	1,571,112	1,107,342
Public cloud services
Revenue from related party	6,633,492	948,577	5,007,251	4,381,741
Public cloud services | Related parties
Revenue from related party	2,217,161	317,049	1,373,253	981,049
Enterprise cloud services
Revenue from related party	2,925,127	418,287	2,777,777	2,663,993
Enterprise cloud services | Related parties
Revenue from related party	403,758	57,737	197,859	125,857
Others
Revenue from related party	0	0	152	1,727
Others | Related parties
Revenue from related party	¥ 0	$ 0	¥ 0	¥ 436